Exhibit 99.1

World Omni Auto Receivables Trust 2019-B
Monthly Servicer Certificate
August 31, 2019

Dates Covered
Collections Period	08/01/19 - 08/31/19
Interest Accrual Period	08/15/19 - 09/15/19
30/360 Days	30
Actual/360 Days	32
Distribution Date	09/16/19

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 07/31/19	745,102,264.71	34,340
Yield Supplement Overcollateralization Amount 07/31/19	38,311,590.45	0
Receivables Balance 07/31/19	783,413,855.16	34,340
Principal Payments	24,675,852.32	549
Defaulted Receivables	1,160,799.03	36
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 08/31/19	36,510,054.18	0
Pool Balance at 08/31/19	721,067,149.63	33,755

Pool Statistics	$ Amount	# of Accounts
Pool Factor	86.14%
Prepayment ABS Speed	1.54%
Aggregate Starting Principal Balance	879,483,109.18	36,170

Delinquent Receivables:
Past Due 31-60 days	3,035,152.49	148
Past Due 61-90 days	1,154,353.34	57
Past Due 91-120 days	359,587.28	13
Past Due 121+ days	0.00	0
Total	4,549,093.11	218

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.60%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.20%
Delinquency Trigger Occurred	NO

Recoveries	649,501.88
Aggregate Net Losses/(Gains) - August 2019	511,297.15
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.78%
Prior Net Losses Ratio	0.25%
Second Prior Net Losses Ratio	0.28%
Third Prior Net Losses Ratio	0.16%
Four Month Average	0.37%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.11%

Overcollateralization Target Amount	8,292,272.22
Actual Overcollateralization	8,292,272.22
Weighted Average APR	4.11%
Weighted Average APR, Yield Adjusted	6.43%
Weighted Average Remaining Term	58.49

Flow of Funds	$ Amount

Collections	28,023,505.01
Investment Earnings on Cash Accounts	7,086.27
Servicing Fee	(652,844.88)
Transfer to Collection Account	-
Available Funds	27,377,746.40

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	1,529,582.43
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	59,345.00
(5) Noteholders' Second Priority Principal Distributable Amount	3,016,439.04
(6) Class C Interest	31,436.25
(7) Noteholders' Third Priority Principal Distributable Amount	12,450,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	8,292,272.22
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	1,998,671.46

Total Distributions of Available Funds	27,377,746.40

Servicing Fee	652,844.88
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	790,700,000.00
Original Class B	24,900,000.00
Original Class C	12,450,000.00

Total Class A, B, & C
Note Balance @ 08/15/19	736,533,588.67
Principal Paid	23,758,711.26
Note Balance @ 09/16/19	712,774,877.41

Class A-1
Note Balance @ 08/15/19	79,483,588.67
Principal Paid	23,758,711.26
Note Balance @ 09/16/19	55,724,877.41
Note Factor @ 09/16/19	32.5876476%

Class A-2
Note Balance @ 08/15/19	268,940,000.00
Principal Paid	0.00
Note Balance @ 09/16/19	268,940,000.00
Note Factor @ 09/16/19	100.0000000%

Class A-3
Note Balance @ 08/15/19	268,940,000.00
Principal Paid	0.00
Note Balance @ 09/16/19	268,940,000.00
Note Factor @ 09/16/19	100.0000000%

Class A-4
Note Balance @ 08/15/19	81,820,000.00
Principal Paid	0.00
Note Balance @ 09/16/19	81,820,000.00
Note Factor @ 09/16/19	100.0000000%

Class B
Note Balance @ 08/15/19	24,900,000.00
Principal Paid	0.00
Note Balance @ 09/16/19	24,900,000.00
Note Factor @ 09/16/19	100.0000000%

Class C
Note Balance @ 08/15/19	12,450,000.00
Principal Paid	0.00
Note Balance @ 09/16/19	12,450,000.00
Note Factor @ 09/16/19	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	1,620,363.68
Total Principal Paid	23,758,711.26
Total Paid	25,379,074.94

Class A-1
Coupon	2.54330%
Interest Paid	179,689.43
Principal Paid	23,758,711.26
Total Paid to A-1 Holders	23,938,400.69

Class A-2
Coupon	2.63000%
Interest Paid	589,426.83
Principal Paid	0.00
Total Paid to A-2 Holders	589,426.83

Class A-3
Coupon	2.59000%
Interest Paid	580,462.17
Principal Paid	0.00
Total Paid to A-3 Holders	580,462.17

Class A-4
Coupon	2.64000%
Interest Paid	180,004.00
Principal Paid	0.00
Total Paid to A-4 Holders	180,004.00

Class B
Coupon	2.86000%
Interest Paid	59,345.00
Principal Paid	0.00
Total Paid to B Holders	59,345.00

Class C
Coupon	3.03000%
Interest Paid	31,436.25
Principal Paid	0.00
Total Paid to C Holders	31,436.25

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	1.9568428
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	28.6923631
Total Distribution Amount	30.6492059

A-1 Interest Distribution Amount	1.0508154
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	138.9398319
Total A-1 Distribution Amount	139.9906473

A-2 Interest Distribution Amount	2.1916667
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	2.1916667

A-3 Interest Distribution Amount	2.1583333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	2.1583333

A-4 Interest Distribution Amount	2.2000000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.2000000

B Interest Distribution Amount	2.3833333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.3833333

C Interest Distribution Amount	2.5250000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	2.5250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	126.96
Noteholders' Third Priority Principal Distributable Amount	524.02
Noteholders' Principal Distributable Amount	349.02

Account Balances	$ Amount

Reserve Account
Balance as of 08/15/19	2,075,325.29
Investment Earnings	3,763.21
Investment Earnings Paid	(3,763.21)
Deposit/(Withdrawal)	-
Balance as of 09/16/19	2,075,325.29
Change	-

Required Reserve Amount	2,075,325.29